Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases
35. Leases
The Group’s lease portfolio consists of approximately 720 property leases, mainly offices and test centres, together with a number of vehicle and equipment leases. The Group has elected not to recognise right-of-use
assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value
assets. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
As a lessee:
The amounts recognised in the income statement are as follows:

All figures in £ millions	Note	2022	2021	2020

Interest on lease liabilities		(25)	(27)	(41)

Expenses relating to short-term leases		–	–	(1)

Depreciation of right-of-use assets	10	(46)	(49)	(68)

Impairment of right-of-use assets	10	(34)	(119)	(4)
Lease liabilities are included within financial liabilities – borrowings in the balance sheet, see note 18. The maturities of the Group’s lease liabilities are as follows:

All figures in £ millions	2022	2021

Less than one year	94	92

One to five years	320	318

More than five years	332	394

Total undiscounted lease liabilities	746	804

Lease liabilities included in the balance sheet	605	633

Analysed as:

Current	71	68

Non-current	534	565
There are no lease liabilities classified as held for sale.
The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2022	2021	2020

Total cash outflow for leases as a lessee	118	115	133
At the balance sheet date commitments for capital leases contracted for but not yet incurred were £5m (2021: £3m). Extension and termination options and variable lease payments are not significant within the lease portfolio. Short-term leases to which the Group is committed at the balance sheet date are similar to the portfolio of short-term leases to which the short-term lease expense is disclosed above.
As a lessor:
In the event that the Group has excess capacity in its leased offices and warehouses, the Group subleases some of its properties under operating and finance leases.
The amounts recognised in the income statement are as follows:

All figures in £ millions	2022	2021	2020
Interest on lease receivables	5	6	9

Income from subleasing right-of-use assets (within other income)	4	2	7
The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2022	2021	2020

Total cash inflow for leases as a lessor	23	27	50

The following table sets out the maturity analysis of lease payments receivable for subleases classified as operating leases, showing the undiscounted lease payments to be received after the reporting date, and subleases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable. During the year, the investment in finance lease receivable increased by £6m (2021: decreased £15m), primarily due to new finance subleases entered into in excess of payments received.

All figures in £ millions	Operating leases	Finance leases	2022 Total	2021 Total	2020 Total

Less than one year	3	21	24	21	24

One to two years	5	23	28	18	24

Two to three years	5	23	28	20	18

Three to four years	5	23	28	21	18

Four to five years	5	24	29	20	18

More than five years	21	23	44	41	56

Total undiscounted lease payments receivable	44	137	181	141	158

Unearned finance income		(16)

Net investment in finance lease receivable		121